Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,527	$1,694	$576	$2,006	$2,745	$120	$112	$148	$1,049	$10,977
Acquisitions	1	–	–	–	80	–	–	–	–	81
Dispositions	–	–	–	–	(8)	–	–	–	–	(8)
Currency translations	–	35	3	(20)	53	(2)	–	–	18	87
Balance at end of period	$2,528	$1,729	$579	$1,986	$2,870	$118	$112	$148	$1,067	$11,137

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,527	$1,771	$582	$1,963	$2,854	$115	$112	$148	$1,084	$11,156
Acquisitions	–	–	–	–	–	–	–	–	–	–
Dispositions	–	–	–	–	(2)	–	–	–	–	(2)
Currency translations	–	(77)	(6)	43	(107)	5	–	–	(35)	(177)
Balance at end of period	$2,527	$1,694	$576	$2,006	$2,745	$120	$112	$148	$1,049	$10,977

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models

The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2018		August 1, 2017
	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	10.5%	3.0%	10.1%	3.0%
Caribbean Banking	11.8	4.3	12.0	4.3
Canadian Wealth Management	10.7	3.0	11.2	3.0
Global Asset Management	10.6	3.0	11.1	3.0
U.S. Wealth Management (including City National)	10.5	3.0	13.4	3.0
International Wealth Management	9.2	3.0	10.5	3.0
Insurance	10.5	3.0	10.6	3.0
Investor & Treasury Services	10.8	3.0	11.0	3.0
Capital Markets	10.9	3.0	15.0	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.

Summary of Carrying Amount of Other Intangible Assets
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,143	$1,432	$1,715	$1,753	$892	$10,935
Additions	40	79	–	–	1,111	1,230
Acquisitions through business combination	–	–	–	16	–	16
Transfers	798	51	–	–	(849)	–
Dispositions	(1)	(1)	–	–	(2)	(4)
Impairment losses	(1)	–	–	–	(7)	(8)
Currency translations	16	11	35	(1)	4	65
Other changes	(11)	10	–	–	(3)	(4)
Balance at end of period	$5,984	$1,582	$1,750	$1,768	$1,146	$12,230
Accumulated amortization
Balance at beginning of period	$(3,825)	$(1,094)	$(487)	$(1,022)	$–	$(6,428)
Amortization charge for the year	(669)	(112)	(153)	(143)	–	(1,077)
Dispositions	1	1	–	–	–	2
Currency translations	(11)	(7)	(14)	3	–	(29)
Other changes	3	(14)	–	–	–	(11)
Balance at end of period	$(4,501)	$(1,226)	$(654)	$(1,162)	$–	$(7,543)
Net balance at end of period	$1,483	$356	$1,096	$606	$1,146	$4,687

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,435	$1,389	$1,784	$1,761	$778	$10,147
Additions	26	70	–	–	896	992
Acquisitions through business combinations	–	–	–	–	–	–
Transfers	692	60	–	–	(752)	–
Dispositions	–	(8)	–	–	(2)	(10)
Impairment losses	(2)	(12)	–	–	–	(14)
Currency translations	(22)	(16)	(69)	6	(5)	(106)
Other changes	14	(51)	–	(14)	(23)	(74)
Balance at end of period	$5,143	$1,432	$1,715	$1,753	$892	$10,935
Accumulated amortization
Balance at beginning of period	$(3,223)	$(1,054)	$(348)	$(874)	$–	$(5,499)
Amortization charge for the year	(595)	(111)	(156)	(153)	–	(1,015)
Dispositions	–	7	–	–	–	7
Currency translations	15	10	17	(10)	–	32
Other changes	(22)	54	–	15	–	47
Balance at end of period	$(3,825)	$(1,094)	$(487)	$(1,022)	$–	$(6,428)
Net balance at end of period	$1,318	$338	$1,228	$731	$892	$4,507